Prepaid and Other Current Assets	12 Months Ended
Feb. 29, 2024
Prepaid And Other Current Assets
Prepaid and Other Current Assets

NOTE 4 - Prepaid and Other Current Assets

Prepaid and other current assets consisted of the following as of February 29, 2024 and as of February 28, 2023:

	February 29, 2024	February 28, 2023
Prepaid marketing expenses	$100	$100
Prepaid other expenses	298,274	8,513
Prepaid cost of sales	42,547	-
Total	$340,921	$8,613